UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG Capital, L.P.
Address:   301 Commerce Street, Suite 3300
           Fort Worth, TX 76102


Form 13F File Number: 28-___________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Clive Bode
Title:       General Counsel
Phone:       (817) 871-4000

  Signature, Place, and Date of Signing:

/s/ Clive Bode           Fort Worth, Texas       February 13, 2009


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $805,333
                                            (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of or otherwise affiliated with such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules and regulations thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any of the securities reported herein.

                                                     FORM 13F INFORMATION TABLE


           Name of               Title of       CUSIP      Value     Shares /  Sh/ Put/ Investment  Other       Voting Authority
            Issuer                Class         Number    (x$1000)   Prn Amt   Prn Call Discretion Managers    Sole    Shared  None
                                                                                                                           0     0
Agria Corp.                   Sponsored ADR   00850H103     6,444   8,650,000   Sh       Defined*            8,650,000     0     0
Biocryst Pharmaceuticals           Com        09058V103     1,896   1,383,968   Sh       Defined*            1,383,968     0     0
Burger King Hldgs Inc.             Com        121208201   361,340  15,131,497   Sh       Defined*           15,131,497     0     0
Fidelity Natl Information Sv       Com        31620M106    47,037   2,890,997   Sh       Defined*            2,890,997     0     0
First American Corp Calif          Com        318522307    43,371   1,501,245   Sh       Defined*            1,501,245     0     0
Genomic Health Inc.                Com        37244C101    37,212   1,910,273   Sh       Defined*            1,910,273     0     0
Graphic Packaging Hldg Co.         Com        388689101   150,661 132,158,875   Sh       Defined*          132,158,875     0     0
J Crew Group Inc.                  Com        46612H402    34,212   2,804,255   Sh       Defined*            2,804,255     0     0
Mylan Inc.                         Com        628530107    36,840   3,672,234   Sh       Defined*            3,672,234     0     0
Netscout Sys Inc.                  Com        64115T104    23,977   2,781,518   Sh       Defined*            2,781,518     0     0
Finisar                            Com        31787A101     3,331   8,764,870   Sh       Defined*            8,764,870     0     0
Replidyne Inc.                     Com        76028W107     2,560   2,752,913   Sh       Defined*            2,752,913     0     0
Smart Modular Technologies Inc.  Ord SHS      G82245104    15,108   9,810,513   Sh       Defined*            9,810,513     0     0
Successfactors Inc.                Com        864596101    40,601   7,073,260   Sh       Defined*            7,073,260     0     0
Zhone Technologies Inc. New        Com        98950P108       743   8,950,774   Sh       Defined*            8,950,774     0     0